Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Accounting Policies [Line Items]
Restricted cash and cash equivalents	$ 823,000	$ 1,510,000
Identifiable intangible assets, useful life (in years)	3 years	2 years
Financial Effect of Change in Accounting Estimate		0.08
Amortization on capitalized software development expense	4,985,000	3,118,000	6,325,000
Accumulated amortization on capitalized software development expense	13,538,000	10,315,000
Payments of Debt Issuance Costs	1,319,000	1,887,000
Amortization of Financing Costs	765,000	556,000	206,000
Unamortized Debt Issuance Expense	2,334,000	2,963,000
Treasury Stock, Shares, Retired		5,869,662
Advertising expense	267,655,000	287,167,000	252,812,000
Research and development expense	26,423,000	24,690,000	19,707,000
Concentration risk, number of customers	one
Percentage of receivables represented by one customer	24.00%	35.00%
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Financial Effect of Change in Accounting Estimate		2,718,000
Waltham Lease [Member]
Accounting Policies [Line Items]
Construction in Progress, Gross	$ 18,117,000